Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Supplement [Text Block]	pwfi_SupplementTextBlock

Prudential World Fund, Inc.

Prudential International Value Fund

Supplement dated June 20, 2014 to the

Currently Effective Prospectus and Summary Prospectus

Effective as of July 1, 2014, the Fund's Manager, Prudential Investments LLC, has contractually agreed to cap certain Fund expenses. To reflect this change, the Fund's Prospectus and Summary Prospectus are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	1.00%	1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses	0.64%	0.64%	0.64%	0.64%
= Total annual Fund operating expenses	1.94%	2.64%	2.64%	1.64%
- Fee waiver or expense reimbursement*	(0.15%)	(0.10%)	(0.10%)	(0.10%)
= Net annual Fund operating expenses	1.79%	2.54%	2.54%	1.54%

* The Manager has contractually agreed through February 28, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.54% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 28, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to February 28, 2015 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,112	$1,526	$2,678	$722	$1,112	$1,526	$2,678
Class B	$757	$1,111	$1,491	$2,717	$257	$811	$1,391	$2,717
Class C	$357	$811	$1,391	$2,966	$257	$811	$1,391	$2,966
Class Z	$157	$508	$882	$1,935	$157	$508	$882	$1,935

PRUDENTIAL INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pwfi_SupplementTextBlock

Prudential World Fund, Inc.

Prudential International Value Fund

Supplement dated June 20, 2014 to the

Currently Effective Prospectus and Summary Prospectus

Effective as of July 1, 2014, the Fund's Manager, Prudential Investments LLC, has contractually agreed to cap certain Fund expenses. To reflect this change, the Fund's Prospectus and Summary Prospectus are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	1.00%	1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses	0.64%	0.64%	0.64%	0.64%
= Total annual Fund operating expenses	1.94%	2.64%	2.64%	1.64%
- Fee waiver or expense reimbursement*	(0.15%)	(0.10%)	(0.10%)	(0.10%)
= Net annual Fund operating expenses	1.79%	2.54%	2.54%	1.54%

* The Manager has contractually agreed through February 28, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.54% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 28, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to February 28, 2015 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,112	$1,526	$2,678	$722	$1,112	$1,526	$2,678
Class B	$757	$1,111	$1,491	$2,717	$257	$811	$1,391	$2,717
Class C	$357	$811	$1,391	$2,966	$257	$811	$1,391	$2,966
Class Z	$157	$508	$882	$1,935	$157	$508	$882	$1,935

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL INTERNATIONAL VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.64%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.94%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	$ 722
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,526
10 Years	rr_ExpenseExampleYear10	2,678
1 Year	rr_ExpenseExampleNoRedemptionYear01	722
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,526
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,678
PRUDENTIAL INTERNATIONAL VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.64%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.64%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.54%
1 Year	rr_ExpenseExampleYear01	757
3 Years	rr_ExpenseExampleYear03	1,111
5 Years	rr_ExpenseExampleYear05	1,491
10 Years	rr_ExpenseExampleYear10	2,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	257
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,391
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,717
PRUDENTIAL INTERNATIONAL VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.64%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.64%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.54%
1 Year	rr_ExpenseExampleYear01	357
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,391
10 Years	rr_ExpenseExampleYear10	2,966
1 Year	rr_ExpenseExampleNoRedemptionYear01	257
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,391
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,966
PRUDENTIAL INTERNATIONAL VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.64%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	882
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,935

[1]	The Manager has contractually agreed through February 28, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.54% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 28, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. These waivers may not be terminated prior to February 28, 2015 without the prior approval of the Fund's Board of Directors.